Equity-Based Compensation - Schedule of Restricted Stock Units (Detail) - Restricted Stock [Member]	9 Months Ended
Oct. 31, 2019 shares
Balance-January 31, 2019	20,164
Granted	526,382
Forfeited	(22,185)
Balance-October 31, 2019	524,361